Accrued Expenses and Deferred Revenue	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017
Notes to Financial Statements
Accrued Expenses, Deferred Revenue and Domain Marketing Development Obligation

Accrued Expenses

On February 10, 2016, Robert Monster, CEO converted $129,231 of his accrued salary into 1,292,310 shares of the Company’s stock and 1,292,310 stock options with an exercise price of $0.15 and a vesting period of 12 months. The shares and options were valued on the conversion date in the amounts of $109,846 and $19,385, respectively. As the aggregate value of the shares and warrants were equal to the conversion amount of accrued salary, no gain or loss was recorded as a result of this transaction. As of November 30, 2017, and February 28, 2017, the accrued salary owed to Robert Monster was $0 and $20,000, respectively.

See Note 16 for information related to the Accrued Compensation of $260,899 related to a former officer of the company.

Deferred Revenue

During fiscal 2017, the Company signed three customer agreements to perform digital support and development services for three third party companies. Each customer agreement consists of milestones and completion metrics to ensure that the requested services have been performed satisfactorily. As of November 30, 2017, and February 28, 2017, the Company has collected $190,000 and $180,000 in cash and recorded $0 and $10,000 in accounts receivable related to these contracts. As the services requested by the customers have not yet been completed, a total of $170,000 and $190,000 has been recorded as deferred revenue as of November 30, 2017, and February 28, 2017, respectively.

Domain Marketing Development Obligation

During the first nine months of fiscal 2018, the Company signed top-level domain marketing development fund agreements with owners of 13 domains whereby the Company markets and purchases domain names on behalf of the owners. The owner pays us an upfront deposit to be used to purchase a predefined number of domains based on a set schedule. As of November 30, 2017, and February 28, 2017, the Company has collected $628,322 and $0 in cash related to these contracts. As some of the services requested by the owners have not yet been completed, a total of $552,708 and $0 has been recorded as domain marketing development obligation as of November 30, 2017, and February 28, 2017, respectively.

Accrued Expenses

On February 10, 2016, Robert Monster, CEO converted $129,231 of his accrued salary into 1,292,310 shares of the Company’s stock and 1,292,310 stock options with an exercise price of $0.15 and a vesting period of 12 months. The shares and options were valued on the conversion date in the amounts of $109,846 and $19,385, respectively. As the aggregate value of the shares and warrants were equal to the conversion amount of accrued salary, no gain or loss was recorded as a result of this transaction. As of February 28, 2017 and February 29, 2016, the accrued salary owed to Robert Monster was $20,000 and $0, respectively.

See Note 15 for information related to the Accrued Compensation of $260,899 related to a former officer of the company.

Deferred Revenue

During fiscal 2017, the Company signed three customer agreements to perform digital support and construction services for three third party companies. Each customer agreement consists of milestones and completion metrics to ensure that the requested services have been performed satisfactorily and to the customers' full expectations. As of February 28, 2017, the Company has collected $190,000 in cash. As the services requested by the customers have not yet been completed, the total of $190,000 has been recorded as deferred revenue as of February 28, 2017.